6. Embedded Debt Conversion Features and Other Equity-linked Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assumptions used for determining fair value of derivative liabilities
Expected volatility	455%
Expected term (years)	0.75 to 2.80
Dividend yield	0.0%
Risk free rate	0.1%

Fair value of derivative liabilities
	Fair value measurements
	September 30, 2015	Quoted prices in active markets for unobservable identical assets (Level 1)	Significant other inputs (Level 2)	Significant observable inputs (Level 3)
Derivative liability	$532,600	–	–	$532,600

Changes in fair value of Level 3 liabilities
	September 30, 2015	December 31, 2014

Beginning Balance	$–	$–
Aggregate fair value of derivative issued	$51,449	$–
Liability reclassification for other equity linked instruments	$493,161	$–
Change in fair value of derivative included in results of operations (gain) loss	$(12,010)	$–

Ending Balance	$532,600	$–